UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-08321
                                  ----------------------------------------------

                       Investors Mark Series Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         100 South Fifth Street, Suite 2300, Minneapolis, MN 55402-1240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    614-470-8000
                                                   -----------------------------

Date of fiscal year end:    12/31/05
                        -------------------------

Date of reporting period:   06/30/05
                        -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


LARGE CAP VALUE
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                                     MARKET
                                                                   SHARES             VALUE
                                                                   ------        ----------------
INVESTMENT COMPANIES  (2.95%)
Wells Fargo Prime Investment Money                                 131,431       $        131,431
Market Fund                                                                      ----------------

TOTAL INVESTMENT COMPANIES (COST $131,431)                                                131,431
                                                                                 ----------------


TOTAL INVESTMENTS (COST $131,431) (a)   -   2.95%                                         131,431
OTHER ASSETS IN EXCESS OF LIABILITIES   -   97.05%                                      4,326,542
                                                                                 ----------------
NET ASSETS   -   100.00%                                                         $      4,457,973
                                                                                 ================

------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

LARGE CAP GROWTH
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                                     MARKET
                                                                   SHARES             VALUE
                                                                   ------        ----------------
COMMON STOCKS  (93.35%)
CAPITAL GOODS  (4.32%)
General Electric Co.                                                 5,100       $        176,715
                                                                                 ----------------
CONSUMER CYCLICAL  (8.43%)
Costco Wholesale Corp.                                               3,400                152,388
Home Depot, Inc. (The)                                               1,600                 62,240
Wal-Mart Stores, Inc.                                                2,700                130,140
                                                                                 ----------------
                                                                                          344,768
                                                                                 ----------------
CONSUMER STAPLES  (5.38%)
Colgate-Palmolive Co.                                                2,300                114,793
Procter & Gamble Co. (The)                                           2,000                105,500
                                                                                 ----------------
                                                                                          220,293
                                                                                 ----------------
ENERGY  (3.90%)
Schlumberger Ltd.                                                    2,100                159,474
                                                                                 ----------------
FINANCIAL  (7.50%)
American International Group, Inc.                                   2,000                116,200
Merrill Lynch & Co., Inc.                                            1,000                 55,010
Wells Fargo & Co.                                                    2,200                135,476
                                                                                 ----------------
                                                                                          306,686
                                                                                 ----------------
HEALTHCARE  (20.26%)
Amgen, Inc. (b)                                                      2,000                120,920
Cardinal Health, Inc.                                                2,000                115,160
Johnson & Johnson, Inc.                                              2,400                156,000
Medtronic, Inc.                                                      3,500                181,265
Novartis AG ADR                                                      3,100                147,064
Pfizer, Inc.                                                         4,500                124,110
                                                                                 ----------------
                                                                                          844,519
                                                                                 ----------------
MEDIA & ENTERTAINMENT  (7.75%)
Liberty Global, Inc. (b)                                               354                 16,521
Liberty Media Corp. (b)                                              5,900                 60,121
News Corp., Class B                                                  3,400                 57,324
Time Warner, Inc. (b)                                                5,200                 86,892
Viacom, Inc., Class B                                                3,000                 96,060
                                                                                 ----------------
                                                                                          316,918
                                                                                 ----------------
TECHNOLOGY  (35.81%)
Altera Corp. (b)                                                     5,900                116,938
Analog Devices, Inc.                                                 1,800                 67,158
Applied Materials, Inc.                                              5,100                 82,518
ASML Holding NV ADR (b)                                              6,900                108,054
Cisco Systems, Inc. (b)                                              6,700                128,037
Comcast Corp., Class A (b)                                           3,600                110,520
Dell, Inc. (b)                                                       3,300                130,383
Marvell Technology Group Ltd. (b)                                    1,800                 68,472
Maxim Integrated Products, Inc.                                      2,600                 99,346
Microchip Technology, Inc.                                           2,000                 59,240
Microsoft Corp.                                                      7,600                188,784
Novellus Systems, Inc. (b)                                           2,900                 71,659
Paychex, Inc.                                                        2,100                 68,334
SAP AG ADR                                                           1,600                 69,280
Xilinx, Inc.                                                         3,800                 96,900
                                                                                 ----------------
                                                                                        1,465,623
                                                                                 ----------------
TOTAL COMMON STOCKS (COST $3,551,599)                                                   3,834,996
                                                                                 ----------------

                                                                                     MARKET
                                                                   SHARES             VALUE
                                                                   ------        ----------------
INVESTMENT COMPANIES  (6.47%)
Wells Fargo Prime Investment Money                                 264,621                264,621
Market Fund                                                                      ----------------

TOTAL INVESTMENT COMPANIES (COST $264,621)                                                264,621
                                                                                 ----------------



TOTAL INVESTMENTS (COST $3,816,220) (a)   -   99.82%                                    4,099,617
LIABILITIES IN EXCESS OF OTHER ASSETS   -   0.18%                                           7,452
                                                                                 ----------------
NET ASSETS   -   100.00%                                                         $      4,107,069
                                                                                 ================

------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MID CAP EQUITY
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                                     MARKET
                                                                   SHARES             VALUE
                                                                   ------        ----------------
COMMON STOCKS  (94.97%)
BASIC MATERIALS  (2.34%)
Bowater, Inc.                                                        1,200       $         38,844
Kinross Gold Corp. (b)                                               5,200                 31,720
Plum Creek Timber Co., Inc.                                          1,500                 54,450
                                                                                 ----------------
                                                                                          125,014
                                                                                 ----------------
CAPITAL GOODS  (11.21%)
BorgWarner, Inc.                                                     1,000                 53,670
Cooper Cameron Corp. (b)                                               600                 37,230
Florida Rock Industries, Inc.                                        1,500                110,025
LAM Research Corp. (b)                                               1,900                 54,986
Manpower, Inc.                                                       1,000                 39,780
Pentair, Inc.                                                        1,300                 55,653
Precision Castparts Corp.                                            1,100                 85,690
Rockwell Collins, Inc.                                               2,000                 95,360
Temple-Inland, Inc.                                                  1,800                 66,870
                                                                                 ----------------
                                                                                          599,264
                                                                                 ----------------
CONSUMER CYCLICAL  (16.49%)
Abercrombie & Fitch Co., Class A                                       700                 48,090
Barnes & Noble, Inc. (b)                                             1,200                 46,560
Circuit City Stores, Inc.                                            4,900                 84,721
Dollar Tree Stores, Inc. (b)                                         1,100                 26,400
Energizer Holdings, Inc. (b)                                         1,600                 99,472
Foot Locker, Inc.                                                    2,700                 73,494
GameStop Corp., Class B (b)                                            509                 15,219
Nieman Marcus Group, Inc. (The), Class                                 600                 58,152
 A
Nordstrom, Inc.                                                      1,300                 88,361
OfficeMax, Inc.                                                      1,200                 35,724
Omnicare, Inc.                                                       1,900                 80,617
Regis Corp.                                                            500                 19,540
Ross Stores, Inc.                                                    1,200                 34,692
Saks, Inc. (b)                                                       2,600                 49,322
Toys "R" Us, Inc. (b)                                                1,400                 37,072
Yankee Candle Co., Inc. (The)                                        2,600                 83,460
                                                                                 ----------------
                                                                                          880,896
                                                                                 ----------------
CONSUMER STAPLES  (5.40%)
Alberto-Culver Co.                                                   1,050                 45,497
Dean Foods Co. (b)                                                   2,400                 84,575
Dow Jones & Co., Inc.                                                1,300                 46,085
International Flavors & Fragrances,                                  1,200                 43,464
Inc.
Knight-Ridder, Inc.                                                    900                 55,206
Treehouse Foods, Inc. (b)                                              480                 13,685
                                                                                 ----------------
                                                                                          288,512
                                                                                 ----------------
ENERGY  (7.37%)
Consol Energy, Inc.                                                  1,100                 58,938
ENSCO International, Inc.                                            2,000                 71,500
Patterson-UTI Energy, Inc.                                           4,400                122,452
Pride International, Inc. (b)                                        3,000                 77,100
Weatherford International Ltd. (b)                                   1,100                 63,778
                                                                                 ----------------
                                                                                          393,768
                                                                                 ----------------

                                                                                     MARKET
                                                                   SHARES             VALUE
                                                                   ------        ----------------
FINANCIAL  (16.35%)
Bank of Hawaii Corp.                                                 1,300                 65,975
CenturyTel, Inc.                                                     2,100                 72,723
Conseco, Inc. (b)                                                    2,400                 52,368
Cullen/Frost Bankers, Inc.                                           1,400                 66,710
E*TRADE Financial Corp. (b)                                          3,200                 44,768
Health Care Property Investors, Inc.                                 2,200                 59,488
Hibernia Corp., Class A                                              1,200                 39,816
Mercantile Bankshares Corp.                                          1,000                 51,530
Montpelier Re Holdings Ltd.                                          1,200                 41,496
Protective Life Corp.                                                1,300                 54,886
Providian Financial Corp. (b)                                        3,500                 61,705
SEI Investments Co.                                                  1,200                 44,820
T. Rowe Price Group, Inc.                                            1,500                 93,900
TD Banknorth, Inc.                                                   1,127                 33,585
Toronto-Dominion Bank (The)                                            540                 24,089
Zions Bancorp                                                          900                 66,177
                                                                                 ----------------
                                                                                          874,036
                                                                                 ----------------
HEALTHCARE  (9.07%)
Caremark Rx, Inc. (b)                                                1,161                 51,688
DaVita, Inc. (b)                                                     1,100                 50,028
Endo Pharmaceuticals Holdings, Inc. (b)                              1,800                 47,304
Health Net, Inc. (b)                                                 1,500                 57,240
Henry Schein, Inc. (b)                                                 800                 33,216
Hillenbrand Industries, Inc.                                           700                 35,385
Hospira, Inc. (b)                                                    1,100                 42,900
Neurocrine Biosciences, Inc. (b)                                       400                 16,824
PerkinElmer, Inc.                                                    1,900                 35,910
Triad Hospitals, Inc. (b)                                            1,000                 54,640
Varian Medical Systems, Inc. (b)                                     1,600                 59,728
                                                                                 ----------------
                                                                                          484,863
                                                                                 ----------------
TECHNOLOGY  (20.31%)
Affiliated Computer Services, Inc., Class  A (b)                       700                 35,770
American Power Conversion Corp.                                      1,700                 40,103
Amphenol Corp., Class A                                              1,400                 56,238
Andrew Corp. (b)                                                     3,100                 39,556
Cadence Design Systems, Inc. (b)                                     2,300                 31,418
Ceridian Corp. (b)                                                   1,200                 23,376
ChoicePoint, Inc. (b)                                                  600                 24,030
Diebold, Inc.                                                        1,100                 49,621
Dun & Bradstreet Corp. (b)                                           1,300                 80,145
Entercom Communications Corp. (b)                                      900                 29,961
Fisher Scientific International, Inc. (b)                              600                 38,940
Gemstar-TV Guide International, Inc. (b)                             8,500                 30,515
Hearst-Argyle Television, Inc.                                       2,000                 49,000
Ingram Micro, Inc. (b)                                               2,900                 45,414
International Rectifier Corp. (b)                                    1,000                 47,720
L-3 Communications Holdings, Inc.                                    1,200                 91,896
Mettler-Toledo International, Inc. (b)                                 500                 23,290
Novellus Systems, Inc. (b)                                           1,400                 34,594
Scientific-Atlanta, Inc.                                             1,300                 43,251
Storage Technology Corp. (b)                                         1,700                 61,693
Sybase, Inc. (b)                                                     2,700                 49,545
Tellabs, Inc. (b)                                                    5,700                 49,590
Teradyne, Inc. (b)                                                   2,000                 23,940
Verisign, Inc. (b)                                                   2,100                 60,396
Vishay Intertechnology, Inc. (b)                                     2,200                 26,114
                                                                                 ----------------
                                                                                        1,086,116
                                                                                 ----------------

                                                                                     MARKET
                                                                   SHARES             VALUE
                                                                   ------        ----------------
TRANSPORTATION & SERVICES  (0.56%)
Landstar System, Inc. (b)                                            1,000                 30,120
                                                                                 ----------------
UTILITIES  (5.87%)
AGL Resources, Inc.                                                  1,900                 73,435
Allied Waste Industries, Inc. (b)                                    3,800                 30,134
Energy East Corp.                                                    1,800                 52,164
Hawaiian Electric Industries, Inc.                                   1,600                 42,896
NSTAR                                                                1,400                 43,162
Republic Services, Inc.                                              2,000                 72,020
                                                                                 ----------------
                                                                                          313,811
                                                                                 ----------------
TOTAL COMMON STOCKS (COST $3,731,981)                                                   5,076,400
                                                                                 ----------------

INVESTMENT COMPANIES  (5.24%)
S&P 400 Mid-Cap Depositary Receipt                                   1,600                200,352
Wells Fargo Prime Investment Money                                  79,739                 79,739
Market Fund                                                                      ----------------

TOTAL INVESTMENT COMPANIES (COST $278,583)                                                280,091
                                                                                 ----------------


TOTAL INVESTMENTS (COST $4,010,564) (a)   -   100.21%                                   5,356,491
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.21)%                                      (11,262)
                                                                                 ----------------
NET ASSETS   -   100.00%                                                         $      5,345,229
                                                                                 ================

------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SMALL CAP EQUITY
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                                     MARKET
                                                                   SHARES             VALUE
                                                                   ------        ----------------
COMMON STOCKS  (94.90%)
CONSUMER DISCRETIONARY  (15.92%)
Ashworth, Inc. (b)                                                   2,100       $         18,921
Bombay Co., Inc. (b)                                                 5,200                 29,640
Citi Trends, Inc. (b)                                                  595                 10,758
Cost Plus, Inc. (b)                                                  1,400                 34,916
Cumulus Media, Inc. (b)                                              2,700                 31,806
Design Within Reach, Inc. (b)                                        2,000                 36,200
Fred's, Inc.                                                         2,000                 33,160
Gaylord Entertainment (b)                                            1,200                 55,788
Jarden Corp. (b)                                                     1,550                 83,576
Jos. A. Bank Clothiers, Inc. (b)                                     1,000                 43,300
Lin TV Corp., Class A (b)                                            1,900                 26,391
Lions Gate Entertainment Corp. (b)                                   4,200                 43,092
Marvel Enterprises, Inc. (b)                                         2,400                 47,328
MDC Partners, Inc., Class A (b)                                      2,800                 23,688
Pacific Sunwear of California, Inc. (b)                              1,700                 39,083
Party City Corp. (b)                                                 1,000                 12,000
Pinnacle Entertainment, Inc. (b)                                     2,600                 50,856
Radio One, Inc., Class D (b)                                         2,300                 29,371
Scientific Games Corp. (b)                                           2,300                 61,939
                                                                                 ----------------
                                                                                          711,813
                                                                                 ----------------
ENERGY  (6.76%)
Bois d'Arc Energy, Inc. (b)                                          2,100                 30,975
Edge Petroleum Corp. (b)                                             1,600                 24,992
Energy Partners Ltd (b)                                              1,100                 28,831
InterOil, Corp. (b)                                                  1,100                 29,898
Maverick Tube Corp. (b)                                                900                 26,820
Mission Resources Corp. (b)                                          4,200                 33,894
Pioneer Drilling Co. (b)                                             2,100                 32,046
Spinnaker Exploration Co. (b)                                          700                 24,843
Unit Corp. (b)                                                         800                 35,208
Western Gas Resources, Inc.                                          1,000                 34,900
                                                                                 ----------------
                                                                                          302,407
                                                                                 ----------------
FINANCIAL  (9.37%)
Ace Cash Express, Inc. (b)                                           1,000                 25,560
Boston Private Financial Holdings, Inc.                              1,400                 35,280
Corillian Corp. (b)                                                  7,900                 24,490
East West Bancorp, Inc.                                                900                 30,231
Greenhill & Co., Inc.                                                1,200                 48,612
Infinity Property & Casualty Corp.                                   1,400                 48,832
Intersections, Inc. (b)                                              1,400                 16,366
Jefferies Group, Inc.                                                1,100                 41,679
Mercantile Bank Corp.                                                  845                 37,155
National Financial Partners Corp.                                      800                 31,312
Philadelphia Consolidated Holding Corp. (b)                            400                 33,904
Prosperity Bancshares, Inc.                                          1,600                 45,776
                                                                                 ----------------
                                                                                          419,197
                                                                                 ----------------
HEALTHCARE  (18.72%)
Advisory Board Co. (The) (b)                                         1,200                 58,488
America Service Group, Inc. (b)                                      1,256                 19,908

                                                                                     MARKET
                                                                   SHARES             VALUE
                                                                   ------        ----------------
BioSante Pharmaceuticals, Inc. (b)                                   1,900                  7,125
Bone Care International, Inc. (b)                                      700                 23,079
Caraco Pharmaceutical Laboratories Ltd. (b)                            900                  7,722
Cell Therapeutics, Inc. (b)                                          2,100                  5,691
Conceptus, Inc. (b)                                                  2,400                 13,560
CYTOGEN Corp. (b)                                                    2,300                 12,029
DepoMed, Inc. (b)                                                    5,600                 24,472
DOV Pharmaceutical, Inc. (b)                                         2,100                 39,186
Enzo Biochem, Inc. (b)                                               1,500                 26,895
Exact Sciences Corp. (b)                                             1,557                  3,550
Hythiam, Inc. (b)                                                    1,800                 10,080
Integra Lifesciences Corp. (b)                                       1,200                 35,040
Isolagen, Inc. (b)                                                   2,500                 10,250
LHC Group, Inc (b)                                                     901                 16,380
Lifepoint Hospitals, Inc. (b)                                          900                 45,468
Medical Action Industries, Inc. (b)                                  2,500                 44,625
Nektar Therapeutics (b)                                              2,100                 35,364
Neopharm, Inc. (b)                                                   2,302                 22,997
Neurochem, Inc. (b)                                                  2,200                 22,110
Neurocrine Biosciences, Inc. (b)                                       800                 33,648
Noven Pharmaceuticals, Inc. (b)                                      1,800                 31,464
Palomar Medical Technologies, Inc. (b)                                 700                 16,744
Protein Design Labs, Inc. (b)                                        2,000                 40,420
QLT, Inc. (b)                                                        2,900                 30,218
Renovis, Inc. (b)                                                    1,700                 25,959
Salix Pharmaceuticals, Inc. (b)                                      2,000                 35,320
SonoSite, Inc. (b)                                                   1,600                 49,664
Syneron Medical Ltd. (b)                                               600                 21,954
Taro Pharmaceutical Industries Ltd. (b)                                800                 23,256
Telik, Inc. (b)                                                      2,500                 40,650
U.S. Physical Therapy, Inc. (b)                                      1,000                 19,180
                                                                                 ----------------
                                                                                          852,496
                                                                                 ----------------
INDUSTRIAL  (13.07%)
AMCOL International Corp.                                            1,000                 18,790
CUNO, Inc. (b)                                                       1,000                 71,440
Dawson Geophysical Co. (b)                                           1,200                 25,512
DRS Technologies, Inc.                                                 900                 46,152
Educate, Inc. (b)                                                    2,500                 35,375
EGL, Inc. (b)                                                        1,500                 30,480
Genesee & Wyoming, Inc., Class A (b)                                 1,289                 35,074
Heartland Express, Inc.                                              2,200                 42,746
Laureate Education, Inc (b)                                            800                 38,288
Leadis Technology, Inc. (b)                                          1,700                 13,685
Navigant Consulting Co. (b)                                          1,300                 22,958
NCO Group, Inc. (b)                                                  1,300                 28,119
Plug Power, Inc. (b)                                                 4,500                 30,825
UAP Holding Corp.                                                    2,600                 43,160
UTI Worldwide, Inc.                                                    600                 41,772
Wabash National Corp.                                                1,500                 36,345
Zoltek Companies, Inc. (b)                                           2,100                 23,583
                                                                                 ----------------
                                                                                          584,304
                                                                                 ----------------
REAL ESTATE  (1.01%)
HouseValues, Inc. (b)                                                2,500                 45,200
                                                                                 ----------------
TECHNOLOGY  (30.05%)
Aceto Corp.                                                          2,400                 17,952
Anixter International, Inc. (b)                                        900                 33,453
Applied Films Corp. (b)                                              1,400                 35,840

                                                                                     MARKET
                                                                   SHARES             VALUE
                                                                   ------        ----------------
Audiovox Corp., Class A (b)                                          1,400                 21,700
Brooks Automation, Inc. (b)                                          2,700                 40,095
Captiva Software Corp. (b)                                           2,900                 41,876
Cypress Semiconductor Corp. (b)                                      2,700                 33,993
Digital River, Inc. (b)                                                900                 28,575
Digitas, Inc. (b)                                                    4,400                 50,204
DSP Group, Inc. (b)                                                  1,000                 23,870
Entegris, Inc. (b)                                                   4,700                 46,530
Epicor Software Corp. (b)                                            2,500                 33,000
Equinix, Inc. (b)                                                      700                 30,338
FEI Co. (b)                                                          1,600                 36,496
FileNET Corp. (b)                                                    1,100                 27,654
Finisar Corp. (b)                                                    7,800                  8,190
Foundry Networks, Inc. (b)                                           4,600                 39,698
Global Imaging Systems, Inc. (b)                                     1,655                 52,727
Harris Interactive, Inc. (b)                                         3,900                 18,993
Integrated Circuit Systems, Inc. (b)                                   800                 16,512
Inter-Tel, Inc.                                                      1,619                 30,130
Itron, Inc. (b)                                                        900                 40,212
IXYS Corp. (b)                                                       3,700                 52,466
Landec Corp. (b)                                                     3,700                 24,050
Magma Design Automation, Inc. (b)                                    3,400                 28,424
Manhattan Associates, Inc. (b)                                       1,600                 30,736
MAXIMUS, Inc.                                                          900                 31,761
Micromuse, Inc. (b)                                                  6,800                 38,488
MTC Technologies, Inc. (b)                                           1,400                 51,562
Mykrolis Corp. (b)                                                   2,400                 34,104
NICE Systems Ltd. ADR (b)                                            1,100                 43,417
NMS Communications Corp. (b)                                         5,700                 16,302
OpenTV Corp. (b)                                                     7,100                 19,454
Photon Dynamics, Inc. (b)                                            1,200                 24,732
Scansoft, Inc. (b)                                                   4,500                 17,010
SeaChange International, Inc. (b)                                    1,674                 11,751
Silicon Image, Inc. (b)                                              2,000                 20,520
Silicon Storage Technology, Inc. (b)                                 4,100                 16,523
SimpleTech, Inc. (b)                                                 5,800                 22,214
Telecommunication Systems, Inc. (b)                                  5,400                 12,204
TiVo, Inc. (b)                                                       3,200                 21,376
Ultratech, Inc. (b)                                                  2,100                 38,430
Verint Systems, Inc. (b)                                               900                 28,944
Verity, Inc. (b)                                                     1,700                 14,909
Zoran Corp. (b)                                                      2,700                 35,883
                                                                                 ----------------
                                                                                        1,343,298
                                                                                 ----------------

TOTAL COMMON STOCKS (COST $3,642,976)                                                   4,258,715
                                                                                 ----------------

INVESTMENT COMPANIES  (5.02%)
Wells Fargo Prime Investment Money                                 224,653                224,653
Market Fund                                                                      ----------------

TOTAL INVESTMENT COMPANIES (COST $224,653)                                                224,653
                                                                                 ----------------


TOTAL INVESTMENTS (COST $3,867,629) (a)   -   99.92%                                    4,483,368
LIABILITIES IN EXCESS OF OTHER ASSETS   -   0.08%                                         (3,518)
                                                                                 ----------------
NET ASSETS   -   100.00%                                                         $      4,486,886
                                                                                 ================

------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                                     MARKET
                                                                   SHARES             VALUE
                                                                   ------        ----------------
COMMON STOCKS  (97.54%)
AEROSPACE/DEFENSE  (1.42%)
General Dynamics Corp.                                                 600       $         65,724
Raytheon Co.                                                         1,200                 46,944
                                                                                 ----------------
                                                                                          112,668
                                                                                 ----------------
BASIC MATERIALS  (9.83%)
Alcoa, Inc.                                                          2,100                 54,873
Barrick Gold Corp.                                                   3,300                 82,599
du Pont (E.I.) de Nemours & Co.                                      3,400                146,234
International Paper Co.                                              4,800                145,008
Monsanto Co.                                                         1,007                 63,310
Newmont Mining Corp.                                                 4,000                156,120
Potash Corp. of Saskatchewan, Inc.                                     400                 38,232
Praxair, Inc.                                                        2,000                 93,200
                                                                                 ----------------
                                                                                          779,576
                                                                                 ----------------
CAPITAL GOODS  (10.10%)
Caterpillar, Inc.                                                      800                 76,248
Deere & Co.                                                          2,600                170,274
Eaton Corp.                                                            900                 53,910
Emerson Electric Co.                                                 1,300                 81,419
General Electric Co.                                                 7,100                246,015
Parker Hannifin Corp.                                                1,900                117,819
Tyco International Ltd.                                              1,900                 55,480
                                                                                 ----------------
                                                                                          801,165
                                                                                 ----------------
CONSUMER CYCLICAL  (4.36%)
Illinois Tool Works, Inc.                                              400                 31,872
Newell Rubbermaid, Inc.                                              2,000                 47,680
NIKE, Inc., Class B                                                    400                 34,640
Tribune Co.                                                          2,000                 70,360
Wal-Mart Stores, Inc.                                                1,400                 67,480
Waste Management, Inc.                                               3,300                 93,522
                                                                                 ----------------
                                                                                          345,554
                                                                                 ----------------
CONSUMER STAPLES  (12.87%)
Campbell Soup Co.                                                    1,300                 40,001
Clorox Co.                                                           1,000                 55,720
CVS Corp.                                                            2,800                 81,396
Diageo PLC ADR                                                         700                 41,510
Gillette Co.                                                         2,300                116,449
H.J. Heinz Co.                                                       1,600                 56,672
Kimberly-Clark Corp.                                                 1,400                 87,626
Kraft Foods, Inc.                                                    5,900                187,679
Kroger Co. (b)                                                       7,200                137,016
PepsiCo, Inc.                                                        2,600                140,218
Procter & Gamble Co. (The)                                           1,400                 73,850
                                                                                 ----------------
                                                                                        1,018,137
                                                                                 ----------------
ENERGY  (11.60%)
Ameren Corp.                                                           200                 11,060
Baker Hughes, Inc.                                                   2,200                112,552
El Paso Corp.                                                        3,400                 39,168
Exxon Mobil Corp.                                                    8,900                511,483
PG&E Corp.                                                             400                 15,016
Progress Energy, Inc.                                                1,100                 49,764
Schlumberger Ltd.                                                    2,200                167,068
Southern Co. (The)                                                     400                 13,868
                                                                                 ----------------
                                                                                          919,979
                                                                                 ----------------

                                                                                     MARKET
                                                                   SHARES             VALUE
                                                                   ------        ----------------
FINANCIAL  (11.28%)
AFLAC, Inc.                                                            400                 17,312
American International Group, Inc.                                   1,800                104,580
Bank of America Corp.                                                2,410                109,920
Bank of New York Co, Inc. (The)                                      3,400                 97,852
Citigroup, Inc.                                                      2,600                120,198
Goldman Sachs Group, Inc.                                              600                 61,212
Hartford Financial Services Group, Inc.                              1,000                 74,780
J.P. Morgan Chase & Co.                                              4,352                153,713
Marshall & Ilsley Corp.                                                700                 31,115
Mellon Financial Corp.                                               1,000                 28,690
Merrill Lynch & Co., Inc.                                              600                 33,006
Mitsubishi Tokyo Financial Group, Inc.                               2,100                 17,808
ADR
Wachovia Corp.                                                         900                 44,640
                                                                                 ----------------
                                                                                          894,826
                                                                                 ----------------
HEALTHCARE  (17.05%)
Baxter International, Inc.                                           4,000                148,400
Bristol-Myers Squibb Co.                                             2,200                 54,956
Cardinal Health, Inc.                                                2,100                120,918
CIGNA Corp.                                                            500                 53,515
GlaxoSmithKline PLC ADR                                              2,400                116,424
Guidant Corp.                                                          200                 13,460
Johnson & Johnson, Inc.                                                900                 58,500
MedImmune, Inc. (b)                                                  2,000                 53,440
Merck & Co., Inc.                                                    2,100                 64,680
Novartis AG ADR                                                      3,700                175,528
Pfizer, Inc.                                                         7,800                215,123
Schering-Plough Corp.                                                4,300                 81,958
Wyeth                                                                4,400                195,800
                                                                                 ----------------
                                                                                        1,352,702
                                                                                 ----------------
MEDIA & ENTERTAINMENT  (2.05%)
Viacom, Inc., Class B                                                1,300                 41,626
Walt Disney Co. (The)                                                4,800                120,864
                                                                                 ----------------
                                                                                          162,490
                                                                                 ----------------
TECHNOLOGY  (10.00%)
Automatic Data Processing, Inc.                                      1,900                 79,743
Comcast Corp., Special Class A (b)                                   3,900                116,805
Electronic Data Systems Corp.                                          900                 17,325
EMC Corp. (b)                                                        5,700                 78,147
Fluor Corp.                                                            400                 23,036
Hewlett-Packard Co.                                                  3,900                 91,689
Honeywell International, Inc.                                        1,700                 62,271
Microsoft Corp.                                                      4,400                109,296
Motorola, Inc.                                                       7,900                144,254
Xerox Corp. (b)                                                      5,100                 70,329
                                                                                 ----------------
                                                                                          792,895
                                                                                 ----------------
TELECOMMUNICATION SERVICES  (4.40%)
BellSouth Corp.                                                      1,400                 37,198
SBC Communications, Inc.                                             5,000                118,750
Sprint Corp.                                                         2,200                 55,198
Verizon Communications, Inc.                                         4,000                138,200
                                                                                 ----------------
                                                                                          349,346
                                                                                 ----------------
TRANSPORTATION & SERVICES  (2.58%)
Canadian National Railway Co.                                        1,000                 57,650
Union Pacific Corp.                                                  1,200                 77,760
United Parcel Service, Class B                                       1,000                 69,160
                                                                                 ----------------
                                                                                          204,570
                                                                                 ----------------

TOTAL COMMON STOCKS (COST $6,521,969)                                                   7,733,908
                                                                                 ----------------

                                                                                     MARKET
                                                                   SHARES             VALUE
                                                                   ------        ----------------
INVESTMENT COMPANIES  (2.87%)
Wells Fargo Prime Investment Money                                 227,455                227,455
Market Fund                                                                      ----------------

TOTAL INVESTMENT COMPANIES (COST $227,455)                                                227,455
                                                                                 ----------------


TOTAL INVESTMENTS (COST $6,749,424) (a)   -   100.41%                                   7,961,363
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.41)%                                      (32,331)
                                                                                 ----------------
NET ASSETS   -   100.00%                                                         $      7,929,032
                                                                                 ================

------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BALANCED
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL           MARKET
                                                                  AMOUNT             VALUE
                                                                 ---------       ----------------
INVESTMENT COMPANIES  (34.57%)
Wells Fargo Prime Investment Money                               1,904,271       $      1,904,271
Market Fund                                                                      ----------------

TOTAL INVESTMENT COMPANIES (COST $1,904,271)                                            1,904,271
                                                                                 ----------------


TOTAL INVESTMENTS (COST $1,904,271) (a)   -   34.57%                                    1,904,271
OTHER ASSETS IN EXCESS OF LIABILITIES   -   65.43%                                      3,604,062
                                                                                 ----------------
NET ASSETS   -   100.00%                                                         $      5,508,333
                                                                                 ================

------------
SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE FIXED INCOME
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL           MARKET
                                                                  AMOUNT             VALUE
                                                                 ---------       ----------------
INVESTMENT COMPANIES  (97.81%)
Wells Fargo Prime Investment Money                               5,709,079       $      5,709,078
Market Fund                                                                      ----------------

TOTAL INVESTMENT COMPANIES (COST $5,709,079)                                            5,709,078
                                                                                 ----------------


U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS  (0.02%)
FEDERAL NATIONAL CONVENTIONAL LOAN  (0.02%)
8.00%, 10/01/30                                                        887                    954
                                                                                 ----------------

TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (COST $898)                            954
                                                                                 ----------------

ASSET BACKED SECURITIES  (0.00%)
SECURITY BROKERS & DEALERS  (0.00%)
Structured Asset Mortgage Investments,                                 187                    186
Inc., 6.75%, 05/02/30                                                            ----------------

TOTAL ASSET BACKED SECURITIES (COST $152)                                                     186
                                                                                 ----------------



TOTAL INVESTMENTS (COST $5,710,129) (a)   -   97.83%                                    5,710,218
OTHER ASSETS IN EXCESS OF LIABILITIES   -   2.17%                                         126,515
                                                                                 ----------------
NET ASSETS   -   100.00%                                                         $      5,836,733
                                                                                 ================

------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

GLOBAL FIXED INCOME
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                  SHARES
                                                                    OR
                                                                 PRINCIPAL           MARKET
                                                                  AMOUNT             VALUE
                                                                 ---------       ----------------
INVESTMENT COMPANIES  (99.80%)
Wells Fargo Government Institutional                               348,324       $        348,324
Money Market Fund                                                                ----------------

Wells Fargo Prime Investment Money                               7,560,762              7,560,762
Market Fund                                                                      ----------------

TOTAL INVESTMENT COMPANIES (COST $7,909,086)                                            7,909,086
                                                                                 ----------------



TOTAL INVESTMENTS (COST $7,909,086) (a)   -   99.80%                                    7,909,086
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.20%                                          15,895
                                                                                 ----------------
NET ASSETS   -   100.00%                                                         $      7,924,981
                                                                                 ================

------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

MONEY MARKET
SCHEDULE OF INVESTMENTS
June 30, 2005
(Unaudited)

                                                                 PRINCIPAL            MARKET
                                                                  AMOUNT              VALUE
                                                                 ---------       ----------------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS  (100.21%)
FEDERAL FARM CREDIT BANK  (30.61%)
2.50%, 07/01/05                                                    500,000       $        500,000
3.00%, 07/19/05                                                    100,000                 99,851
3.17%, 09/30/05                                                    150,000                148,813
                                                                                 ----------------
                                                                                          748,664
                                                                                 ----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION  (53.25%)
2.50%, 07/01/05                                                    907,000                907,001
2.85%, 07/01/05                                                    200,000                200,000
3.00%, 07/06/05                                                    100,000                 99,958
3.02%, 07/11/05                                                    100,000                 99,916
                                                                                 ----------------
                                                                                        1,306,875
                                                                                 ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (16.35%)
2.50%, 07/01/05                                                    300,000                300,000
3.08%, 08/01/05                                                    100,000                 99,737
                                                                                 ----------------
                                                                                          399,737
                                                                                 ----------------

TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (COST $2,455,276)                2,455,276
                                                                                 ----------------



TOTAL INVESTMENTS (COST $2,455,276) (a)   -   100.21%                                   2,455,276
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (0.21)%                                       (5,151)
                                                                                 ----------------
NET ASSETS   -   100.00%                                                         $      2,450,125
                                                                                 ================

------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                  LARGE CAP              LARGE CAP               MID CAP
                                                                    VALUE                 GROWTH                 EQUITY
----------------------------------------------------------------------------------------------------------------------------
============================================================
ASSETS:
============================================================
     Investments, at cost                                        $    131,431           $  3,816,220           $  4,010,564
                                                            ================================================================

     Investments, at value                                       $    131,431           $  4,099,617           $  5,356,491
     Cash                                                                   -                      -                      -
     Receivables:
          Investments sold                                          4,332,209                      -                      -
          Interest and dividends                                        7,537                  2,860                  3,186
          Receivable for capital shares issued                              1                 16,254                     30
          Unrealized appreciation on forward foreign
            currency contracts                                              -                      -                      -
          Receivable from advisor                                       2,530                  2,091                  2,206
          Foreign tax                                                       -                      -                      -
                                                            ----------------------------------------------------------------
                    Total assets:                                   4,473,708              4,120,822              5,361,913
                                                            ----------------------------------------------------------------
============================================================
LIABILITIES AND NET ASSETS:
============================================================
     Cash overdraft                                                         -                      -                      -
     Payables:
          Administration fees                                             221                    205                    262
          Dividends                                                         -                      -                      -
          Investments purchased                                             -                      -                      -
          Payable for capital shares redeemed                             807                    447                    934
          Unrealized depreciation on forward foreign
            currency contracts                                              -                      -                      -
          Other                                                        14,707                 13,101                 15,488
                                                            ----------------------------------------------------------------
                    Total liabilities:                                 15,735                 13,753                 16,684
                                                            ----------------------------------------------------------------
NET ASSETS                                                       $  4,457,973           $  4,107,069           $  5,345,229
                                                            ================================================================

============================================================
NET ASSETS CONSIST OF:
============================================================

     Capital (capital stock and paid-in capital)                 $  3,762,547           $  5,561,721           $  3,826,451
     Accumulated undistributed net investment
       income (loss)                                                   31,871                 26,312                 12,059
     Accumulated undistributed net realized gain
       (loss) on sale of investments, foreign currency
       transactions, futures contracts and options
       contracts written                                              663,555             (1,764,361)               160,792
     Net unrealized appreciation in value of investments,
       translation of assets and liabilities in foreign
       currency, futures contracts and forward foreign
       currency contracts                                                   -                283,397              1,345,927
                                                            ----------------------------------------------------------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                      $  4,457,973           $  4,107,069           $  5,345,229
                                                            ================================================================

Capital shares, $0.001 par value:
     Authorized                                                   500,000,000            500,000,000            500,000,000
                                                            ----------------------------------------------------------------
     Outstanding                                                      376,218                426,218                360,813
                                                            ----------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
  PER SHARE                                                      $      11.85           $       9.64           $      14.81
                                                            ================================================================



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                  SMALL CAP                GROWTH &
                                                                   EQUITY                  INCOME                 BALANCED
----------------------------------------------------------------------------------------------------------------------------
============================================================
ASSETS:
============================================================
     Investments, at cost                                        $  3,867,629           $  6,749,424           $  1,904,271
                                                            ================================================================

     Investments, at value                                       $  4,483,368           $  7,961,363           $  1,904,271
     Cash                                                                   -                 10,126                  5,567
     Receivables:
          Investments sold                                                  -                 11,974              3,602,881
          Interest and dividends                                        1,061                 10,584                  3,563
          Receivable for capital shares issued                         15,834                    294                  7,913
          Unrealized appreciation on forward foreign
            currency contracts                                              -                      -                      -
          Receivable from advisor                                       1,779                    607                  2,324
          Foreign tax                                                       -                      -                      -
                                                            ----------------------------------------------------------------
                    Total assets:                                   4,502,042              7,994,948              5,526,519
                                                            ----------------------------------------------------------------
============================================================
LIABILITIES AND NET ASSETS:
============================================================
     Cash overdraft                                                         -                      -                      -
     Payables:
          Administration fees                                             218                    400                    274
          Dividends                                                         -                      -                      -
          Investments purchased                                             -                 41,882                      -
          Payable for capital shares redeemed                             664                  2,511                  1,336
          Unrealized depreciation on forward foreign
            currency contracts                                              -                      -                      -
          Other                                                        14,274                 21,123                 16,576
                                                            ----------------------------------------------------------------
                    Total liabilities:                                 15,156                 65,916                 18,186
                                                            ----------------------------------------------------------------
NET ASSETS                                                       $  4,486,886           $  7,929,032           $  5,508,333
                                                            ================================================================

============================================================
NET ASSETS CONSIST OF:
============================================================

     Capital (capital stock and paid-in capital)                 $  4,550,787           $  6,244,250           $  4,579,149
     Accumulated undistributed net investment
       income (loss)                                                  (13,088)               115,036                 34,810
     Accumulated undistributed net realized gain
       (loss) on sale of investments, foreign currency
       transactions, futures contracts and options
       contracts written                                             (666,552)               357,807                894,374
     Net unrealized appreciation in value of investments,
       translation of assets and liabilities in foreign
       currency, futures contracts and forward foreign
       currency contracts                                             615,739              1,211,939                      -
                                                            ----------------------------------------------------------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                      $  4,486,886           $  7,929,032           $  5,508,333
                                                            ================================================================

Capital shares, $0.001 par value:
     Authorized                                                   500,000,000            500,000,000            500,000,000
                                                            ----------------------------------------------------------------
     Outstanding                                                      455,376                548,993                472,982
                                                            ----------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
  PER SHARE                                                      $       9.85           $      14.44           $      11.65
                                                            ================================================================



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                 INTERMEDIATE            GLOBAL FIXED               MONEY
                                                                 FIXED INCOME               INCOME                  MARKET
----------------------------------------------------------------------------------------------------------------------------
============================================================
ASSETS:
============================================================
     Investments, at cost                                        $  5,710,129           $  7,909,086           $  2,455,276
                                                            ================================================================

     Investments, at value                                       $  5,710,218           $  7,909,086           $  2,455,276
     Cash                                                              83,822                 23,510                    354
     Receivables:
          Investments sold                                            265,582                      -                      -
          Interest and dividends                                        5,276                 10,129                      -
          Receivable for capital shares issued                              1                      -                  5,163
          Unrealized appreciation on forward foreign
            currency contracts                                              -                  5,590                      -
          Receivable from advisor                                       7,419                  1,849                  5,371
          Foreign tax                                                       -                    443                      -
                                                            ----------------------------------------------------------------
                    Total assets:                                   6,072,318              7,950,607              2,466,164
                                                            ----------------------------------------------------------------
============================================================
LIABILITIES AND NET ASSETS:
============================================================
     Cash overdraft                                                         -                  1,368                      -
     Payables:
          Administration fees                                             289                    382                    122
          Dividends                                                         -                      -                  5,159
          Investments purchased                                       212,976                      -                      -
          Payable for capital shares redeemed                           2,504                    423                    507
          Unrealized depreciation on forward foreign
            currency contracts                                              -                    415                      -
          Other                                                        19,816                 23,038                 10,251
                                                            ----------------------------------------------------------------
                    Total liabilities:                                235,585                 25,626                 16,039
                                                            ----------------------------------------------------------------
NET ASSETS                                                       $  5,836,733           $  7,924,981           $  2,450,125
                                                            ================================================================

============================================================
NET ASSETS CONSIST OF:
============================================================

     Capital (capital stock and paid-in capital)                 $  5,701,469           $  6,893,885           $  2,449,716
     Accumulated undistributed net investment
       income (loss)                                                  119,804                430,748                    247
     Accumulated undistributed net realized gain
       (loss) on sale of investments, foreign currency
       transactions, futures contracts and options
       contracts written                                               15,371                594,706                    162
     Net unrealized appreciation in value of investments,
       translation of assets and liabilities in foreign
       currency, futures contracts and forward foreign
       currency contracts                                                  89                  5,642                      -
                                                            ----------------------------------------------------------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                      $  5,836,733           $  7,924,981           $  2,450,125
                                                            ================================================================

Capital shares, $0.001 par value:
     Authorized                                                   500,000,000            500,000,000            500,000,000
                                                            ----------------------------------------------------------------
     Outstanding                                                      566,632                746,353              2,449,724
                                                            ----------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
  PER SHARE                                                      $      10.30           $      10.62           $       1.00
                                                            ================================================================



See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                         LARGE CAP           LARGE CAP            MID CAP
                                                                          VALUE               GROWTH              EQUITY
----------------------------------------------------------------------------------------------------------------------------
================================================================
INVESTMENT INCOME:
================================================================
     Dividends                                                          $    50,290         $    23,778         $    34,659
     Interest                                                                     -                   -
     Less:  foreign tax withheld                                                  -                   -
                                                                 -----------------------------------------------------------
                                                                             50,290              23,778              34,659
                                                                 -----------------------------------------------------------
================================================================
EXPENSES:
================================================================
     Management fees                                                         17,697              16,320              20,081
     Administration fees                                                      1,327               1,224               1,506
     Transfer agent fees                                                      2,959               3,238               3,005
     Custodian fees                                                           1,292                  16                  65
     Accounting fees                                                         16,381              16,440              17,697
     Professional fees                                                        6,737               6,163               7,570
     Shareholder reports                                                      1,181               1,142               1,376
     Directors'/Trustees' fees                                                1,555               1,560               1,557
     Other                                                                    3,127               1,306               3,564
                                                                 -----------------------------------------------------------
          Total expenses before expense reimbursement                        52,256              47,409              56,421
          Less: expense reimbursement                                        32,347              29,052              33,821
                                                                 -----------------------------------------------------------
               Net expenses                                                  19,909              18,357              22,600
                                                                 -----------------------------------------------------------
               Net investment income (loss)                                  30,381               5,421              12,059
                                                                 -----------------------------------------------------------
================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, FUTURES AND OPTIONS:
================================================================
     Realized gain (loss) on  transactions from:
          Investments                                                     1,145,861                 232             129,173
          Foreign exchange contracts                                              -                   -                   -
          Futures transactions                                                    -                   -                   -
          Option contracts written                                                -                   -                   -
     Change in net unrealized appreciation/(depreciation) of:
          Investments                                                    (1,210,688)           (168,013)             57,953
          Foreign currency translation                                            -                   -                   -
          Futures transactions                                                    -                   -                   -
          Option contracts written                                                -                   -                   -
          Open swap contracts                                                     -                   -                   -
                                                                 -----------------------------------------------------------
          Net realized and unrealized gain (loss) on
            investments, foreign currency transactions,
            futures transactions and options contracts
            written                                                         (64,827)           (167,781)            187,126
                                                                 -----------------------------------------------------------
          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
            OPERATIONS                                                  $   (34,446)        $  (162,360)        $   199,185
                                                                 ===========================================================



See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                           SMALL CAP         GROWTH &
                                                                           EQUITY             INCOME             BALANCED
---------------------------------------------------------------------------------------------------------------------------
================================================================
INVESTMENT INCOME:
================================================================
     Dividends                                                          $     8,732         $   76,702           $  25,365
     Interest                                                                   866                  -              38,213
     Less:  foreign tax withheld                                                  -                  -                   -
                                                                 ----------------------------------------------------------
                                                                              9,598             76,702              63,578
                                                                 ----------------------------------------------------------
================================================================
EXPENSES:
================================================================
     Management fees                                                         20,528             32,538              21,961
     Administration fees                                                      1,296              2,440               1,647
     Transfer agent fees                                                      3,245              3,346               3,034
     Custodian fees                                                             764              2,453                 520
     Accounting fees                                                         18,482             17,283              18,859
     Professional fees                                                        6,446             11,962               8,177
     Shareholder reports                                                      1,367              2,289               1,676
     Directors'/Trustees' fees                                                1,559              1,561               1,558
     Other                                                                    2,126              2,807               4,052
                                                                 ----------------------------------------------------------
          Total expenses before expense reimbursement                        55,813             76,679              61,484
          Less: expense reimbursement                                        33,127             40,085              36,785
                                                                 ----------------------------------------------------------
               Net expenses                                                  22,686             36,594              24,699
                                                                 ----------------------------------------------------------
               Net investment income (loss)                                 (13,088)            40,108              38,879
                                                                 ----------------------------------------------------------
================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, FUTURES AND OPTIONS:
================================================================
     Realized gain (loss) on  transactions from:
          Investments                                                        84,394            443,263             740,780
          Foreign exchange contracts                                              -                  -                   -
          Futures transactions                                                    -                  -                   -
          Option contracts written                                                -                  -                   -
     Change in net unrealized appreciation/(depreciation) of:
          Investments                                                      (234,052)          (763,292)           (858,564)
          Foreign currency translation                                            -                  -                   -
          Futures transactions                                                    -                  -                   -
          Option contracts written                                                -                  -                   -
          Open swap contracts                                                     -                  -                   -
                                                                 ----------------------------------------------------------
          Net realized and unrealized gain (loss) on
            investments, foreign currency transactions,
            futures transactions and options contracts
            written                                                        (149,658)          (320,029)           (117,784)
                                                                 ----------------------------------------------------------
          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
            OPERATIONS                                                  $  (162,746)        $ (279,921)         $  (78,905)
                                                                 ==========================================================



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                        INTERMEDIATE        GLOBAL FIXED           MONEY
                                                                        FIXED INCOME          INCOME               MARKET
----------------------------------------------------------------------------------------------------------------------------
================================================================
INVESTMENT INCOME:
================================================================
     Dividends                                                          $     7,322         $    13,882         $         -
     Interest                                                               122,747             139,851              33,664
     Less:  foreign tax withheld                                                  -                 922                   -
                                                                 -----------------------------------------------------------
                                                                            130,069             154,655              33,664
                                                                 -----------------------------------------------------------
================================================================
EXPENSES:
================================================================
     Management fees                                                         17,236              28,676               5,025
     Administration fees                                                      1,724               2,294                 754
     Transfer agent fees                                                      3,100               2,953               3,406
     Custodian fees                                                           2,754               5,654               1,971
     Accounting fees                                                         33,635              22,730              16,175
     Professional fees                                                        8,686              11,354               4,085
     Shareholder reports                                                      1,325               1,813               1,017
     Directors'/Trustees' fees                                                1,562               1,564               1,559
     Other                                                                    3,917               7,072               1,668
                                                                 -----------------------------------------------------------
          Total expenses before expense reimbursement                        73,939              84,110              35,660
          Less: expense reimbursement                                        50,953              45,869              29,379
                                                                 -----------------------------------------------------------
               Net expenses                                                  22,986              38,241               6,281
                                                                 -----------------------------------------------------------
               Net investment income (loss)                                 107,083             116,414              27,383
                                                                 -----------------------------------------------------------
================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, FUTURES AND OPTIONS:
================================================================
     Realized gain (loss) on  transactions from:
          Investments                                                        13,029             437,904                 162
          Foreign exchange contracts                                             21             407,253                   -
          Futures transactions                                               14,174              (1,143)                  -
          Option contracts written                                            1,537              (2,433)                  -
     Change in net unrealized appreciation/(depreciation) of:
          Investments                                                       (47,795)           (842,371)                  -
          Foreign currency translation                                            -              95,060                   -
          Futures transactions                                               (4,267)                  -                   -
          Option contracts written                                           (1,282)                  -                   -
          Open swap contracts                                                (1,531)                  -                   -
                                                                 -----------------------------------------------------------
          Net realized and unrealized gain (loss) on
            investments, foreign currency transactions,
            futures transactions and options contracts
            written                                                         (26,114)             94,270                 162
                                                                 -----------------------------------------------------------
          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
            OPERATIONS                                                  $    80,969         $   210,684         $    27,545
                                                                 ===========================================================



See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                                                                 LARGE CAP VALUE                        LARGE CAP GROWTH

                                                        SIX MONTHS ENDED   YEAR ENDED          SIX MONTHS ENDED     YEAR ENDED
                                                            JUNE 30,       DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2005            2004                  2005              2004
---------------------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)                            (UNAUDITED)
=======================================================
OPERATIONS:
=======================================================
     Net investment income (loss)                         $    30,381      $    63,359           $     5,421      $    20,891
     Net realized gain (loss) from investments,
       foreign currency transactions,
       futures contracts and options contracts
       written                                              1,145,861          219,999                   232          (21,825)
     Change in net unrealized appreciation
       (depreciation) on investments,
       translation of assets and liabilities
       in foreign currency, futures contracts
       and options contracts written                       (1,210,688)         329,860              (168,013)         (85,545)
                                                       --------------------------------------------------------------------------
          Net increase (decrease) in net assets
            resulting from operations                         (34,446)         613,218              (162,360)         (86,479)

=======================================================
DISTRIBUTIONS TO SHAREHOLDERS:
=======================================================
     Net investment income                                          -          (62,348)                    -                -
     Net realized gain from investment transactions                 -                -                     -                -
                                                       --------------------------------------------------------------------------
          Total distributions to shareholders                       -          (62,348)                    -                -

=======================================================
CAPITAL SHARE TRANSACTIONS:
=======================================================
     Shares sold                                               81,134           84,220               174,766          223,831
     Reinvested distributions                                       -           62,318                     -                -
                                                       --------------------------------------------------------------------------
                                                               81,134          146,538               174,766          223,831
     Shares repurchased                                       (76,398)         (57,493)             (148,087)        (253,522)
                                                       --------------------------------------------------------------------------
          Net increase (decrease) from capital share
            transactions                                        4,736           89,045                26,679          (29,691)
                                                       --------------------------------------------------------------------------
               Net increase (decrease) in net assets          (29,710)         639,915              (135,681)        (116,170)

=======================================================
NET ASSETS:
=======================================================
     Beginning of period                                    4,487,683        3,847,768             4,242,750        4,358,920
                                                       --------------------------------------------------------------------------
     End of period                                        $ 4,457,973      $ 4,487,683           $ 4,107,069      $ 4,242,750
                                                       --------------------------------------------------------------------------
     Undistributed net investment income (loss) at
       end of period                                      $    31,871      $     1,490           $    26,312      $    20,891
                                                       --------------------------------------------------------------------------

Fund share transactions:
     Shares sold                                                6,834            7,851                17,929           22,890
     Reinvested distributions                                       -            5,259                     -                -
                                                       --------------------------------------------------------------------------
                                                                6,834           13,110                17,929           22,890
     Shares repurchased                                        (6,404)          (5,306)              (15,252)         (25,711)
                                                       --------------------------------------------------------------------------
          Net increase (decrease) in fund shares                  430            7,804                 2,677           (2,821)
                                                       --------------------------------------------------------------------------



See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                MID CAP EQUITY                         SMALL CAP EQUITY

                                                        SIX MONTHS ENDED   YEAR ENDED          SIX MONTHS ENDED     YEAR ENDED
                                                            JUNE 30,       DECEMBER 31,            JUNE 30,        DECEMBER 31,
                                                              2005            2004                  2005              2004
-------------------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)                            (UNAUDITED)
=======================================================
OPERATIONS:
=======================================================
     Net investment income (loss)                         $    12,059      $    15,833           $   (13,088)     $   (34,629)
     Net realized gain (loss) from investments,
       foreign currency transactions,
       futures contracts and options contracts
       written                                                129,173          323,244                84,394          518,596
     Change in net unrealized appreciation
       (depreciation) on investments,
       translation of assets and liabilities
       in foreign currency, futures contracts
       and options contracts written                           57,953          399,100              (234,052)         (18,818)
                                                       ------------------------------------------------------------------------
          Net increase (decrease) in net assets
            resulting from operations                         199,185          738,177              (162,746)         465,149

=======================================================
DISTRIBUTIONS TO SHAREHOLDERS:
=======================================================
     Net investment income                                          -           (2,260)                    -                -
     Net realized gain from investment transactions                 -         (349,536)                    -                -
                                                       ------------------------------------------------------------------------
          Total distributions to shareholders                       -         (351,796)                    -                -

=======================================================
CAPITAL SHARE TRANSACTIONS:
=======================================================
     Shares sold                                              213,252          108,534               130,352          241,176
     Reinvested distributions                                       -          351,716                     -                -
                                                       ------------------------------------------------------------------------
                                                              213,252          460,250               130,352          241,176
     Shares repurchased                                      (109,618)        (198,329)             (135,843)        (251,157)
                                                       ------------------------------------------------------------------------
          Net increase (decrease) from capital share
            transactions                                      103,634          261,921                (5,491)          (9,981)
                                                       ------------------------------------------------------------------------
               Net increase (decrease) in net assets          302,819          648,302              (168,237)         455,168

=======================================================
NET ASSETS:
=======================================================
     Beginning of period                                    5,042,410        4,394,108             4,655,123        4,199,955
                                                       ------------------------------------------------------------------------
     End of period                                        $ 5,345,229      $ 5,042,410           $ 4,486,886      $ 4,655,123
                                                       ------------------------------------------------------------------------
     Undistributed net investment income (loss) at
       end of period                                      $    12,059      $         -           $   (13,088)     $         -
                                                       ------------------------------------------------------------------------

Fund share transactions:
     Shares sold                                               15,165            8,003                13,585           26,042
     Reinvested distributions                                       -           25,094                     -                -
                                                       ------------------------------------------------------------------------
                                                               15,165           33,097                13,585           26,042
     Shares repurchased                                        (7,765)         (14,359)              (14,243)         (25,988)
                                                       ------------------------------------------------------------------------
          Net increase (decrease) in fund shares                7,400           18,738                  (658)              54
                                                       ------------------------------------------------------------------------



See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                  GROWTH & INCOME                           BALANCED

                                                        SIX MONTHS ENDED     YEAR ENDED        SIX MONTHS ENDED     YEAR ENDED
                                                            JUNE 30,         DECEMBER 31,           JUNE 30,        DECEMBER 31,
                                                              2005              2004                  2005             2004
--------------------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)                            (UNAUDITED)
=======================================================
OPERATIONS:
=======================================================
     Net investment income (loss)                         $    40,108      $    76,102           $    38,879      $    78,574
     Net realized gain (loss) from investments,
       foreign currency transactions,
       futures contracts and options contracts
       written                                                443,263          299,212               740,780          175,939
     Change in net unrealized appreciation
       (depreciation) on investments,
       translation of assets and liabilities
       in foreign currency, futures contracts
       and options contracts written                         (763,292)         576,034              (858,564)         705,666
                                                       -------------------------------------------------------------------------
          Net increase (decrease) in net assets
            resulting from operations                        (279,921)         951,348               (78,905)         960,179

=======================================================
DISTRIBUTIONS TO SHAREHOLDERS:
=======================================================
     Net investment income                                          -           (1,377)                    -          (93,243)
     Net realized gain from investment transactions                 -                -                     -           (3,067)
                                                       -------------------------------------------------------------------------
          Total distributions to shareholders                       -           (1,377)                    -          (96,310)

=======================================================
CAPITAL SHARE TRANSACTIONS:
=======================================================
     Shares sold                                              209,976          600,449                55,397          387,387
     Reinvested distributions                                       -            1,369                     -           96,288
                                                       -------------------------------------------------------------------------
                                                              209,976          601,818                55,397          483,675
     Shares repurchased                                      (494,438)        (481,224)             (246,953)        (235,838)
                                                       -------------------------------------------------------------------------
          Net increase (decrease) from capital share
            transactions                                     (284,462)         120,594              (191,556)         247,837
                                                       -------------------------------------------------------------------------
               Net increase (decrease) in net assets         (564,383)       1,070,565              (270,461)       1,111,706

=======================================================
NET ASSETS:
=======================================================
     Beginning of period                                    8,493,415        7,422,850             5,778,794        4,667,088
                                                       -------------------------------------------------------------------------
     End of period                                        $ 7,929,032      $ 8,493,415           $ 5,508,333      $ 5,778,794
                                                       -------------------------------------------------------------------------
     Undistributed net investment income (loss) at
       end of period                                      $   115,036      $    74,928              $ 34,810      $    (4,069)
                                                       -------------------------------------------------------------------------

Fund share transactions:
     Shares sold                                               14,526           44,375                 4,843           35,824
     Reinvested distributions                                       -               94                     -            8,377
                                                       -------------------------------------------------------------------------
                                                               14,526           44,469                 4,843           44,201
     Shares repurchased                                       (33,892)         (35,347)              (21,353)         (21,804)
                                                       -------------------------------------------------------------------------
          Net increase (decrease) in fund shares              (19,366)           9,122               (16,510)          22,397
                                                       -------------------------------------------------------------------------



See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                            INTERMEDIATE FIXED INCOME                 GLOBAL FIXED INCOME
                                                        SIX MONTHS ENDED     YEAR ENDED        SIX MONTHS ENDED     YEAR ENDED
                                                            JUNE 30,         DECEMBER 31,           JUNE 30,        DECEMBER 31,
                                                              2005              2004                  2005             2004
--------------------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)                            (UNAUDITED)
=======================================================
OPERATIONS:
=======================================================
     Net investment income (loss)                         $   107,083      $   185,863           $   116,414      $   227,975
     Net realized gain (loss) from investments,
       foreign currency transactions,
       futures contracts and options contracts
       written                                                 28,761          126,808               841,581          218,773
     Change in net unrealized appreciation
       (depreciation) on investments,
       translation of assets and liabilities
       in foreign currency, futures contracts
       and options contracts written                          (54,875)         (68,559)             (747,311)        (177,980)
                                                       -------------------------------------------------------------------------
          Net increase (decrease) in net assets
            resulting from operations                          80,969          244,112               210,684          268,768

=======================================================
DISTRIBUTIONS TO SHAREHOLDERS:
=======================================================
     Net investment income                                          -         (213,383)                    -                -
     Net realized gain from investment transactions                 -         (123,653)                    -                -
                                                       -------------------------------------------------------------------------
          Total distributions to shareholders                       -         (337,036)                    -                -

=======================================================
CAPITAL SHARE TRANSACTIONS:
=======================================================
     Shares sold                                              211,307          290,231                45,865           92,233
     Reinvested distributions                                       -          336,898                     -                -
                                                       -------------------------------------------------------------------------
                                                              211,307          627,129                45,865           92,233
     Shares repurchased                                      (165,223)        (447,640)              (19,410)         (30,772)
                                                       -------------------------------------------------------------------------
          Net increase (decrease) from capital share
            transactions                                       46,084          179,489                26,455           61,461
                                                       -------------------------------------------------------------------------
               Net increase (decrease) in net assets          127,053           86,565               237,139          330,229

=======================================================
NET ASSETS:
=======================================================
     Beginning of period                                    5,709,680        5,623,115             7,687,842        7,357,613
                                                       -------------------------------------------------------------------------
     End of period                                        $ 5,836,733      $ 5,709,680           $ 7,924,981      $ 7,687,842
                                                       -------------------------------------------------------------------------
     Undistributed net investment income (loss) at
       end of period                                      $   119,804      $    12,721           $   430,748        $ 314,334
                                                       -------------------------------------------------------------------------

Fund share transactions:
     Shares sold                                               20,754           27,460                 4,534            8,977
     Reinvested distributions                                       -           33,016                     -                -
                                                       -------------------------------------------------------------------------
                                                               20,754           60,476                 4,534            8,977
     Shares repurchased                                       (16,149)         (42,727)               (1,886)          (3,033)
                                                       -------------------------------------------------------------------------
          Net increase (decrease) in fund shares                4,605           17,749                 2,648            5,944
                                                       -------------------------------------------------------------------------


See notes to financial statements.

--------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                                                    MONEY MARKET
                                                        SIX MONTHS ENDED         YEAR ENDED
                                                            JUNE 30,            DECEMBER 31,
                                                              2005                 2004
--------------------------------------------------------------------------------------------
                                                          (UNAUDITED)
=======================================================
OPERATIONS:
=======================================================
     Net investment income (loss)                            $ 27,383            $ 20,838
     Net realized gain (loss) from investments,
       foreign currency transactions,
       futures contracts and options contracts
       written                                                    162                 249
     Change in net unrealized appreciation
       (depreciation) on investments,
       translation of assets and liabilities
       in foreign currency, futures contracts
       and options contracts written                                -                   -
                                                       -------------------------------------
          Net increase (decrease) in net assets
            resulting from operations                          27,545              21,087

=======================================================
DISTRIBUTIONS TO SHAREHOLDERS:
=======================================================
     Net investment income                                    (27,383)            (20,840)
     Net realized gain from investment transactions                 -                   -
                                                       -------------------------------------
          Total distributions to shareholders                 (27,383)            (20,840)

=======================================================
CAPITAL SHARE TRANSACTIONS:
=======================================================
     Shares sold                                              718,540           1,086,758
     Reinvested distributions                                  25,665              17,419
                                                       -------------------------------------
                                                              744,205           1,104,177
     Shares repurchased                                      (843,153)         (1,055,615)
                                                       -------------------------------------
          Net increase (decrease) from capital share
            transactions                                      (98,948)             48,562
                                                       -------------------------------------
               Net increase (decrease) in net assets          (98,786)             48,809

=======================================================
NET ASSETS:
=======================================================
     Beginning of period                                    2,548,911           2,500,102
                                                       -------------------------------------
     End of period                                        $ 2,450,125         $ 2,548,911
                                                       -------------------------------------
     Undistributed net investment income (loss) at
       end of period                                      $       247         $       247
                                                       -------------------------------------

Fund share transactions:
     Shares sold                                              718,537           1,086,758
     Reinvested distributions                                  25,665              17,419
                                                       -------------------------------------
                                                              744,202           1,104,177
     Shares repurchased                                      (843,153)         (1,055,615)
                                                       -------------------------------------
          Net increase (decrease) in fund shares              (98,951)             48,562
                                                       -------------------------------------


See notes to financial statements.

--------------------------------------------------------------------------------

Notes To Financial Statements (Unaudited)

--------------------------------------------------------------------------------

1.       ORGANIZATION
Investors Mark Series Fund, Inc. (the "Fund") is registered as a diversified open-end management investment company, of the series type, under the Investment Company Act of 1940, as amended (the "1940 Act"), and was incorporated on June 27, 1997, under the laws of the State of Maryland. The Fund currently consists of the following investment portfolios (individually, a "Portfolio" and collectively, the "Portfolios"): Large Cap Value Portfolio ("Large Cap Value"), Large Cap Growth Portfolio ("Large Cap Growth"), Mid Cap Equity Portfolio ("Mid Cap Equity"), Small Cap Equity Portfolio ("Small Cap Equity"), Growth & Income Portfolio ("Growth & Income"), Balanced Portfolio ("Balanced"), Intermediate Fixed Income Portfolio ("Intermediate Fixed Income"), Global Fixed Income Portfolio ("Global Fixed Income"), and Money Market Portfolio ("Money Market").

On May 1, 2003, RBC Dain Rauscher Corp. ("RBC Dain") purchased from Business Men's Assurance Company of America ("BMA") all of the outstanding shares of common stock of Jones & Babson, Inc. ("J&B"). Investors Mark Advisor, LLC ("Advisor"), the investment manager for the Fund and formerly a wholly-owned subsidiary of J&B, is a wholly-owned subsidiary of RBC Dain. RBC Dain, a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and in Europe through its principal subsidiary, Dain Rauscher Inc. ("Dain Rauscher"). RBC Dain is a wholly owned subsidiary of Royal Bank of Canada, a Canadian chartered bank. Shares of the Fund are distributed to separate accounts of Business Men's Assurance Company of America and Fidelity Security Life Insurance Company.

2.       SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies conform to generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.       SECURITIES VALUATION
Equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued on their last reported sale price on the principal exchange (U.S. or foreign) or official closing price as reported by NASDAQ. Options and futures contracts are valued at last sale price on the exchange on which they are primarily traded. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the most recent bid quotation. Investments in other open-end investment companies are valued at net asset value.

Debt and other fixed income securities (other than short-term obligations) are valued at the last reported sales price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term securities having a remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are translated into U.S. dollars at the prevailing exchange rates on the date of valuation, usually at 12:30 p.m. (Eastern Time), which is the close of the London Exchange. Investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

--------------------------------------------------------------------------------

Notes To Financial Statements (Unaudited)

--------------------------------------------------------------------------------
Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value, are valued at fair value under procedures approved by the Board of Directors. The fair value procedures, which includes among other factors, review of most recent bid and ask prices, reason for unavailability of data from pricing service, and availability of current bids from independent broker-dealers, are also used to determine the fair value of a foreign security if a significant event occurs that materially affects the value of the security.

Pursuant to Rule 2a-7 of the 1940 Act, securities in the Money Market Portfolio are valued at amortized cost, which approximates market value.

B.       SECURITY TRANSACTIONS, RELATED INCOME AND EXPENSES
Securities transactions are accounted for on the date the security is purchased or sold (trade date). Net interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income (less foreign tax withheld, if any) is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Fund is required to account for the assets of each series separately and to allocate general expenses of the Fund to each series based upon the net asset value of each series. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

C.       OPTIONS
When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

Transactions in options written for Intermediate Fixed Income for the six-months ended June 30, 2005, were as follows:

                                         NUMBER OF              PREMIUM
                                         CONTRACTS               AMOUNT
--------------------------------------------------------------------------
PUT OPTIONS WRITTEN
Balance at December 31, 2004                2,200               $ 1,564
Opened                                      2,300                 1,709
Expired                                    (3,400)               (2,380)
Closed                                     (1,100)                 (893)
                                   ---------------------------------------
Balance at June 30, 2005                        -               $     -
                                   =======================================
CALL OPTIONS WRITTEN
Balance at December 31, 2004                2,070               $     -
Opened                                      8,172                 1,294
Expired                                         -                     -
Closed                                    (10,242)               (1,294)
                                   ---------------------------------------
Balance at June 30, 2005                        -               $     -
                                   =======================================

--------------------------------------------------------------------------------

Notes To Financial Statements (Unaudited)

--------------------------------------------------------------------------------
D.       FOREIGN CURRENCY TRANSLATION
The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Portfolios denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments from foreign currencies.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

E.       FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Portfolios may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Portfolio to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Portfolios' foreign currency exchange contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Portfolios enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Portfolios do not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Portfolios record realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolios could be exposed to risk if the counterparty is unable to meet the terms of a forward foreign currency exchange contract or if the value of the foreign currency changes unfavorably. There were no forward foreign currency exchange contracts outstanding at June 30, 2005 for any of the Portfolios.

F.       FUTURES
The Intermediate Fixed Income and Global Fixed Income Portfolios may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Intermediate Fixed Income and Global Fixed Income Portfolios may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based on their quoted daily settlement prices. Upon entering into a futures contract, the Intermediate Fixed Income and Global Fixed Income Portfolios are required to deposit cash or liquid securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Intermediate Fixed Income and Global Fixed Income Portfolios. The Intermediate Fixed Income and Global Fixed Income Portfolios realize a gain or loss when the contract is closed or expires. There were no futures contracts outstanding at June 30, 2005 for Intermediate Fixed Income or Global Fixed Income.

G.       INTEREST RATE TRANSACTIONS
Certain Portfolios may enter into interest rate swap transactions primarily for hedging purposes including, but not limited to, as a duration management technique, or to preserve a return or spread on a particular investment or portion of its portfolio. Swaps may also be used to enhance potential gain in circumstances

--------------------------------------------------------------------------------

Notes To Financial Statements (Unaudited)

--------------------------------------------------------------------------------
where hedging is not involved. At the time an interest rate swap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. There were no swap agreements outstanding as of June 30, 2005.

H.       REPURCHASE AGREEMENTS
The Portfolios may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Portfolios' investment advisor deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolios plus interest negotiated on the basis of current short-term rates. Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited. The Portfolios did not hold any repurchase agreements as of June 30, 2005.

I.       EXPENSE LIMITATIONS
Pursuant to a written contract through May 1, 2005, the Advisor has agreed to pay certain operating expenses in an amount that limits the total operating expenses of the portfolios to an annual rate of .50% of average daily net assets for the Money Market Portfolio; .80% of average daily net assets for the Intermediate Fixed Income Portfolio; .90% of average daily net assets for the Large Cap Value, Large Cap Growth, Mid Cap Equity, Growth & Income and Balanced Portfolios; 1.00% of average daily net assets for the Global Fixed Income Portfolio and 1.05% of average daily net assets for the Small Cap Equity Portfolio.

At June 30, 2005, the total dollar amounts which would have been available for reimbursement to the Advisor are as follows*:

PORTFOLIO
------------------------------------------------------------
Large Cap Value ..............................     $ 21,543
Large Cap Growth .............................       21,594
Mid Cap Equity ...............................       28,879
Small Cap Equity .............................       21,519
Growth & Income ..............................       22,218
Balanced .....................................       24,725
Intermediate Fixed Income ....................       46,454
Global Fixed Income ..........................       48,856
Money Market .................................       22,543


* See footnote N for subsequent event discussion.

J.       DISTRIBUTIONS TO CONTRACTHOLDERS
Dividends from net investment income are declared and paid annually for the Portfolios. Distributable net realized capital gains, if any, are declared and distributed annually for all the Portfolios. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

K.       OTHER
The cost of Investments for financial reporting purposes differs from market value by unrealized appreciation (depreciation) of securities for each fund as follows:

                                                                              NET UNREALIZED
                                      UNREALIZED          UNREALIZED          APPRECIATION
PORTFOLIO                            APPRECIATION         DEPRECIATON         (DEPRECIATION)
--------------------------------------------------------------------------------------------
Large Cap Growth                     $  543,196           $ (259,799)            $  283,397
--------------------------------------------------------------------------------------------
Mid Cap Equity                        1,492,312             (146,385)             1,345,927
--------------------------------------------------------------------------------------------
Small Cap Equity                      1,021,465             (405,726)               615,739
--------------------------------------------------------------------------------------------
Growth and Income                     1,383,592             (171,653)             1,211,939
--------------------------------------------------------------------------------------------
Intermediate Fixed Income                  90                    (5)                     85
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Notes To Financial Statements (Unaudited)

--------------------------------------------------------------------------------

L.       MANAGEMENT FEES
Management fees are paid to the Advisor based on an annual percentage of average daily net assets as listed below:

Portfolio                                          % of Net Assets
------------------------------------------------------------------
Large Cap Value ..............................              0.80%
Large Cap Growth .............................              0.80%
Mid Cap Equity ...............................              0.80%
Small Cap Equity .............................              0.95%
Growth & Income ..............................              0.80%
Balanced .....................................              0.80%
Intermediate Fixed Income ....................              0.60%
Global Fixed Income ..........................              0.75%
Money Market .................................              0.40%


M.       INVESTMENT TRANSACTIONS
Investment transactions for the six-months ended June 30, 2005, (excluding short-term securities) are as follows:

                                            PURCHASES             SALES           PURCHASES          SALES
                                         (EXCLUDING U.S.     (EXCLUDING U.S.       OF U.S.          OF U.S.
PORTFOLIO                                  GOVERNMENT)         GOVERNMENT)        GOVERNMENT       GOVERNMENT
Large Cap Value                            $  866,750          $ 5,154,581         $        -     $        -
Large Cap Growth                                    -                    -                  -              -
Mid Cap Equity                                325,314              422,927                  -              -
Small Cap Equity                              865,741            1,016,269                  -              -
Growth & Income                             1,778,242            2,005,732                  -              -
Balanced                                      395,638            5,283,046                  -              -
Intermediate Fixed Income                   1,619,965            4,626,095          6,634,175      9,424,338
Global Fixed Income                         6,324,831           12,991,351            803,650      1,353,112


N.       SUBSEQUENT EVENT
The two insurance companies who are the shareholders of the Fund and are using the Fund within their variable annuity and variable life insurance products have been granted their request of substitution from the SEC. The effective date of the liquidation and closure of the Fund is July 15, 2005. This order permits the life companies to substitute other mutual funds for the Investors Mark Funds currently held within their annuity and variable life products. As of close of business, July 15, 2005, all of the assets of the Funds had been converted to cash. The net assets of the Funds were then transferred to the new mutual funds and the Funds ceased operations.

----------------------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================
  LARGE CAP VALUE
==================================================================================================================================

                                                      SIX MONTHS
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK              ENDED                         YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD.                  JUNE 30, 2005      2004        2003        2002         2001        2000
----------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net asset value, beginning of period                    $ 11.94        $ 10.46     $  8.56     $  9.79     $ 10.07     $  9.40
                                                    ------------------------------------------------------------------------------

     Income from investment operations:
          Net investment income                            0.08           0.17        0.12        0.09        0.12        0.15
          Net realized gain (loss) on sale of
             investments, foreign currency
             transactions, futures contracts and
             options contracts written                    (0.17)          1.48        1.90       (1.23)      (0.28)       0.67
                                                    ------------------------------------------------------------------------------
Total increase (decrease) from investment operations      (0.09)          1.65        2.02       (1.14)      (0.16)       0.82
                                                    ------------------------------------------------------------------------------

     Less distributions:
          Dividends from net investment income               --          (0.17)      (0.12)      (0.09)      (0.12)      (0.15)
          Tax return of capital                              --             --          --          --          --          -- (a)
                                                    ------------------------------------------------------------------------------
     Total distributions                                     --          (0.17)      (0.12)      (0.09)      (0.12)      (0.15)
                                                    ------------------------------------------------------------------------------
Net asset value, end of period                          $ 11.85        $ 11.94     $ 10.46     $  8.56     $  9.79     $ 10.07
                                                    ==============================================================================
Total return                                              (0.75%)(b)     15.77%      23.59%     (11.62%)     (1.59%)      8.79%
                                                    ==============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $ 4,458        $ 4,488     $ 3,848     $ 3,122     $ 3,574     $ 3,510
Ratio of expenses to average net assets                    0.90% (c)      0.90%       0.90%       0.90%       0.90%       0.90%
Ratio of expenses to average net assets before
     expense reimbursements                                2.36% (c)      2.84%       2.15%       1.64%       1.40%       1.45%
Ratio of net investment income
     to average net assets                                 1.37% (c)      1.57%       1.28%       0.96%       1.21%       1.61%
Ratio of net investment income
     to average net assets before
      expense reimbursements                              (0.09%)(c)     (0.37%)      0.03%       0.22%       0.71%       1.06%
Portfolio turnover rate                                      23%            27%         36%         33%         19%         26%



(a) LESS THAN $0.01 PER SHARE.
(b) NOT ANNUALIZED
(c) ANNUALIZED



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================
  LARGE CAP GROWTH
==================================================================================================================================

                                                      SIX MONTHS
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK              ENDED                         YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD.                  JUNE 30, 2005      2004        2003        2002         2001        2000
----------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net asset value, beginning of period                    $ 10.02        $ 10.22     $  8.06     $ 11.27     $ 14.94     $ 18.03
                                                    ------------------------------------------------------------------------------

     Income from investment operations:
          Net investment income (loss)                     0.01           0.05          --        0.01       (0.01)      (0.07)
          Net realized gain (loss) on sale of
             investments, foreign currency
             transactions, futures contracts and
             options contracts written                    (0.39)         (0.25)       2.17       (3.22)      (3.66)      (2.15)
                                                    ------------------------------------------------------------------------------
Total increase (decrease) from investment operations      (0.38)         (0.20)       2.17       (3.21)      (3.67)      (2.22)
                                                    ------------------------------------------------------------------------------

     Less distributions:
          Dividends from net investment income               --             --       (0.01)         --          --          --
          Distributions from realized capital gains          --             --          --          --          --       (0.79)
          Tax return of capital                              --             --          --          --          --       (0.08)
                                                    ------------------------------------------------------------------------------
     Total distributions                                     --             --       (0.01)         --          --       (0.87)
                                                    ------------------------------------------------------------------------------
Net asset value, end of period                          $  9.64        $ 10.02     $ 10.22     $  8.06     $ 11.27     $ 14.94
                                                    ==============================================================================
Total return                                              (3.79%)(a)     (1.96%)     26.91%     (28.48%)    (24.56%)    (12.03%)
                                                    ==============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                 $4,107        $ 4,243     $ 4,359     $ 3,346     $ 4,601      $5,853
Ratio of expenses to average net assets                    0.90% (b)      0.90%       0.90%       0.90%       0.90%       0.90%
Ratio of expenses to average net assets before
     expense reimbursements                                2.32% (b)      2.81%       2.10%       1.57%       1.23%       1.15%
Ratio of net investment income
     to average net assets                                 0.27% (b)      0.50%      (0.01%)      0.10%      (0.07%)     (0.44%)
Ratio of net investment income
     to average net assets before
     expense reimbursements                               (1.16%)(b)     (1.41%)     (1.20%)     (0.57%)     (0.40%)     (0.69%)
Portfolio turnover rate                                       0%             4%        150%         83%         54%         78%



(a) NOT ANNUALIZED
(b) ANNUALIZED



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================
  MID CAP EQUITY
==================================================================================================================================

                                                      SIX MONTHS
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK              ENDED                         YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD.                  JUNE 30, 2005      2004        2003        2002         2001        2000
----------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net asset value, beginning of period                    $ 14.27        $ 13.13     $ 10.12     $ 11.73     $ 12.39     $ 11.30
                                                    ------------------------------------------------------------------------------

     Income from investment operations:
          Net investment income                            0.03           0.05        0.03        0.03        0.03        0.02
          Net realized gain (loss) on sale of
             investments, foreign currency
             transactions, futures contracts and
             options contracts written                     0.51           2.15        3.57       (1.61)      (0.37)       2.91
                                                    ------------------------------------------------------------------------------
Total increase (decrease) from investment operations       0.54           2.20        3.60       (1.58)      (0.34)       2.93
                                                    ------------------------------------------------------------------------------

     Less distributions:
          Dividends from net investment income               --          (0.01)      (0.02)      (0.03)      (0.03)      (0.02)
          Distributions from realized capital gains          --          (1.05)      (0.57)         --       (0.28)      (1.48)
          Tax return of capital                              --             --          --          --       (0.01)      (0.22)
          In excess of realized capital gains                --             --          --          --          --       (0.12)
                                                    ------------------------------------------------------------------------------
     Total distributions                                     --          (1.06)      (0.59)      (0.03)      (0.32)      (1.84)
                                                    ------------------------------------------------------------------------------
Net asset value, end of period                          $ 14.81        $ 14.27     $ 13.13     $ 10.12     $ 11.73     $ 12.39
                                                    ==============================================================================
Total return                                               3.78% (a)     16.94%      35.59%     (13.51%)     (2.70%)     26.92%
                                                    ==============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $ 5,345        $ 5,042     $ 4,394     $ 3,217     $ 3,719     $ 3,588
Ratio of expenses to average net assets                    0.90% (b)      0.90%       0.90%       0.90%       0.90%       0.90%
Ratio of expenses to average net assets before
     expense reimbursements                                2.25% (b)      2.73%       2.41%       1.88%       1.83%       1.91%
Ratio of net investment income
     to average net assets                                 0.48% (b)      0.35%       0.18%       0.26%       0.25%       0.18%
Ratio of net investment income
     to average net assets before
     expense reimbursements                               (0.87%)(b)     (1.48%)     (1.33%)     (0.72%)     (0.68%)     (0.83%)
Portfolio turnover rate                                       7%            24%        102%        119%        151%        120%



(a) NOT ANNUALIZED
(b) ANNUALIZED



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================
  SMALL CAP EQUITY
==================================================================================================================================

                                                      SIX MONTHS
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK              ENDED                         YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD.                  JUNE 30, 2005      2004        2003        2002         2001        2000
----------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net asset value, beginning of period                    $ 10.21        $  9.21     $  6.40     $  8.51     $  9.45     $ 13.20
                                                    ------------------------------------------------------------------------------

     Income from investment operations:
          Net investment income                           (0.03)         (0.08)      (0.07)      (0.07)      (0.05)      (0.05)
          Net realized gain (loss) on sale of
             investments, foreign currency
             transactions, futures contracts and
             options contracts written                    (0.33)          1.08        2.88       (2.04)      (0.87)      (0.65)
                                                    ------------------------------------------------------------------------------
Total increase (decrease) from investment operations      (0.36)          1.00        2.81       (2.11)      (0.92)      (0.70)
                                                    ------------------------------------------------------------------------------

     Less distributions:
          Distributions from realized capital gains          --             --          --          --          --       (3.05)
          In excess of realized capital gains                --             --          --          --       (0.02)         --
                                                    ------------------------------------------------------------------------------
     Total distributions                                     --             --          --          --       (0.02)      (3.05)
                                                    ------------------------------------------------------------------------------
Net asset value, end of period                          $  9.85        $ 10.21     $  9.21     $  6.40     $  8.51     $  9.45
                                                    ==============================================================================
Total return                                              (3.53%)(a)     10.86%      43.91%     (24.79%)     (9.72%)     (2.69%)
                                                    ==============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $ 4,487        $ 4,655     $ 4,200     $ 2,943     $ 3,937     $ 4,085
Ratio of expenses to average net assets                    1.05% (b)      1.05%       1.05%       1.05%       1.05%       1.05%
Ratio of expenses to average net assets before
     expense reimbursements                                2.58% (b)      3.11%       2.75%       1.82%       1.50%       1.45%
Ratio of net investment income
     to average net assets                                (0.61%)(b)     (0.81%)     (0.88%)     (0.90%)     (0.61%)     (0.51%)
Ratio of net investment income
     to average net assets before
     expense reimbursements                               (2.14%)(b)     (2.87%)     (2.58%)     (1.67%)     (1.06%)     (0.91%)
Portfolio turnover rate                                      20%            51%        121%        129%        147%        140%



(a) NOT ANNUALIZED
(b) ANNUALIZED



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================
  GROWTH & INCOME
==================================================================================================================================

                                                      SIX MONTHS
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK              ENDED                         YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD.                  JUNE 30, 2005      2004         2003       2002         2001        2000
----------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net asset value, beginning of period                    $ 14.94        $ 13.27      $ 10.14    $ 12.50     $ 14.21     $ 12.67
                                                    ------------------------------------------------------------------------------

     Income from investment operations:
          Net investment income                            0.08           0.13         0.10       0.07        0.09        0.14
          Net realized gain (loss) on sale of
             investments, foreign currency
             transactions, futures contracts and
             options contracts written                    (0.58)          1.54         3.13      (2.36)      (1.04)       1.84
                                                    ------------------------------------------------------------------------------
Total increase (decrease) from investment operations      (0.50)          1.67         3.23      (2.29)      (0.95)       1.98
                                                    ------------------------------------------------------------------------------

     Less distributions:
          Dividends from net investment income               -- (a)         -- (a)    (0.10)     (0.07)      (0.07)      (0.14)
          Distributions from realized capital gains          --             --           --         --       (0.59)      (0.02)
          Tax return of capital                              --             --           --         --       (0.03)      (0.17)
          In excess of realized capital gains                --             --           --         --       (0.07)      (0.11)
                                                    ------------------------------------------------------------------------------
     Total distributions                                     --             --        (0.10)     (0.07)      (0.76)      (0.44)
                                                    ------------------------------------------------------------------------------
Net asset value, end of period                          $ 14.44        $ 14.94      $ 13.27    $ 10.14     $ 12.50     $ 14.21
                                                    ==============================================================================
Total return                                              (3.35%)(b)     12.60%       31.83%    (18.29%)     (6.58%)     15.79%
                                                    ==============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $ 7,929        $ 8,493      $ 7,423    $ 5,501     $ 6,082     $ 5,623
Ratio of expenses to average net assets                    0.90% (c)      0.90%        0.90%      0.90%       0.90%       0.90%
Ratio of expenses to average net assets before
     expense reimbursements                                1.89% (c)      2.26%        1.86%      1.36%       1.18%       1.28%
Ratio of net investment income
     to average net assets                                 0.99% (c)      0.98%        0.86%      0.68%       0.74%       1.21%
Ratio of net investment income
     to average net assets before
     expense reimbursements                                0.00% (c)     (0.38%)      (0.10%)     0.22%       0.46%       0.83%
Portfolio turnover rate                                      22%            34%          42%        51%         66%         43%



(a) LESS THAN $0.01 PER SHARE.
(b) NOT ANNUALIZED
(c) ANNUALIZED



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================
  BALANCED
==================================================================================================================================

                                                      SIX MONTHS
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK              ENDED                         YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD.                  JUNE 30, 2005      2004        2003        2002         2001(a)     2000
----------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net asset value, beginning of period                    $ 11.81        $  9.99     $  7.87     $  9.35     $  9.31     $  9.08
                                                    ------------------------------------------------------------------------------

     Income from investment operations:
          Net investment income                            0.08           0.16        0.20        0.22        0.29        0.33
          Net realized gain (loss) on sale of
             investments, foreign currency
             transactions, futures contracts and
             options contracts written                    (0.24)          1.86        2.67       (1.48)       0.04        0.41
                                                    ------------------------------------------------------------------------------
Total increase (decrease) from investment operations      (0.16)          2.02        2.87       (1.26)       0.33        0.74
                                                    ------------------------------------------------------------------------------

     Less distributions:
          Dividends from net investment income               --          (0.19)      (0.21)      (0.22)      (0.29)      (0.33)
          Distributions from realized capital gains          --          (0.01)      (0.54)         --          --       (0.13)
          Tax return of capital                              --             --          --          --          --       (0.05)
                                                    ------------------------------------------------------------------------------
     Total distributions                                     --          (0.20)      (0.75)      (0.22)      (0.29)      (0.51)
                                                    ------------------------------------------------------------------------------
Net asset value, end of period                          $ 11.65        $ 11.81     $  9.99     $  7.87     $  9.35     $  9.31
                                                    ==============================================================================
Total return                                              (1.35%)(b)     20.30%      36.58%     (13.48%)      3.54%       8.42%
                                                    ==============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $ 5,508        $ 5,779     $ 4,667     $ 3,489     $ 3,697     $ 3,313
Ratio of expenses to average net assets                    0.90% (c)      0.90%       0.90%       0.90%       0.90%       0.90%
Ratio of expenses to average net assets before
     expense reimbursements                                2.24% (c)      2.58%       1.96%       1.73%       1.53%       1.51%
Ratio of net investment income
     to average net assets                                 1.42% (c)      1.53%       2.22%       2.42%       3.16%       3.39%
Ratio of net investment income
     to average net assets before
     expense reimbursements                                0.08% (c)     (0.15%)      1.16%       1.60%       2.53%       2.78%
Portfolio turnover rate                                      10%            46%         46%         19%         22%         59%



(a) AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE PORTFOLIO HAS ADOPTED THE
    PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT
    COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT
    OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET
    INVESTMENT INCOME PER SHARE BY LESS THAN 1/2 OF A CENT, INCREASE NET
    REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN 1/2 OF
    A CENT, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
    ASSETS FROM 3.17% TO 3.16% AND DECREASE THE RATIO OF NET INVESTMENT
    INCOME TO AVERAGE NET ASSETS BEFORE VOLUNTARY EXPENSE REIMBURSEMENT
    FROM 2.54% TO 2.53%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR YEARS
    PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE
    IN PRESENTATION.
(b) NOT ANNUALIZED
(c) ANNUALIZED



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================
  INTERMEDIATE FIXED INCOME
==================================================================================================================================

                                                      SIX MONTHS
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK              ENDED                         YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD.                  JUNE 30, 2005      2004        2003        2002         2001(a)     2000
----------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net asset value, beginning of period                    $ 10.16        $ 10.33     $ 10.27     $ 10.00     $  9.74     $  9.28
                                                    ------------------------------------------------------------------------------

     Income from investment operations:
          Net investment income                            0.19           0.35        0.40        0.47        0.45        0.54
          Net realized gain (loss) on sale of
             investments, foreign currency
             transactions, futures contracts and
             options contracts written                    (0.05)          0.11        0.13        0.27        0.25        0.46
                                                    ------------------------------------------------------------------------------
Total increase (decrease) from investment operations       0.14           0.46        0.53        0.74        0.70        1.00
                                                    ------------------------------------------------------------------------------

     Less distributions:
          Dividends from net investment income               --          (0.40)      (0.44)      (0.47)      (0.44)      (0.54)
          Distributions from realized capital gains          --          (0.23)      (0.03)         --          --          --
                                                    ------------------------------------------------------------------------------
     Total distributions                                     --          (0.63)      (0.47)      (0.47)      (0.44)      (0.54)
                                                    ------------------------------------------------------------------------------
Net asset value, end of period                          $ 10.30        $ 10.16     $ 10.33     $ 10.27     $ 10.00     $  9.74
                                                    ==============================================================================
Total return                                               1.38% (b)      4.50%       5.10%       7.45%       7.21%      10.77%
                                                    ==============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $ 5,837        $ 5,709     $ 5,623     $ 5,523     $ 4,864     $ 3,202
Ratio of expenses to average net assets                    0.80% (c)      0.80%       0.80%       0.80%       0.80%       0.80%
Ratio of expenses to average net assets before
     expense reimbursements                                2.57% (c)      2.76%       1.96%       1.84%       2.02%       2.15%
Ratio of net investment income
     to average net assets                                 3.73% (c)      3.33%       3.72%       4.26%       5.54%       6.34%
Ratio of net investment income
     to average net assets before
     expense reimbursements                                1.95% (c)      1.37%       2.56%       3.22%       4.32%       4.99%
Portfolio turnover rate                                     162%           247%        327%        370%        220%        147%



(a) AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE PORTFOLIO HAS ADOPTED THE
    PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT
    COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT
    OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET
    INVESTMENT INCOME PER SHARE BY LESS THAN 1/2 OF A CENT, INCREASE NET
    REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN 1/2 OF
    A CENT, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
    ASSETS FROM 5.58% TO 5.54% AND DECREASE THE RATIO OF NET INVESTMENT
    INCOME TO AVERAGE NET ASSETS BEFORE VOLUNTARY EXPENSE REIMBURSEMENT
    FROM 4.35% TO 4.32%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR YEARS
    PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE
    IN PRESENTATION.
(b) NOT ANNUALIZED
(c) ANNUALIZED



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================
  GLOBAL FIXED INCOME
==================================================================================================================================

                                                      SIX MONTHS
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK              ENDED                         YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD.                  JUNE 30, 2005      2004        2003        2002         2001(a)     2000
----------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net asset value, beginning of period                    $ 10.34        $  9.97     $  9.51     $  9.08     $  8.98     $  9.21
                                                    ------------------------------------------------------------------------------

     Income from investment operations:
          Net investment income                            0.16           0.31        0.31        0.35        0.35        0.53
          Net realized gain (loss) on sale of
             investments, foreign currency
             transactions, futures contracts and
             options contracts written                     0.12           0.06        0.15        0.28        0.05        0.34
                                                    ------------------------------------------------------------------------------
Total increase (decrease) from investment operations       0.28           0.37        0.46        0.63        0.40        0.87
                                                    ------------------------------------------------------------------------------

     Less distributions:
          Dividends from net investment income               --             --          --       (0.20)      (0.30)      (0.46)
          Tax return of capital                              --             --          --          --          --       (0.62)
          In excess of realized capital gains                --             --          --          --          --       (0.02)
                                                    ------------------------------------------------------------------------------
     Total distributions                                     --             --          --       (0.20)      (0.30)      (1.10)
                                                    ------------------------------------------------------------------------------
Net asset value, end of period                          $ 10.62        $ 10.34     $  9.97     $  9.51     $  9.08     $  8.98
                                                    ==============================================================================
Total return                                               2.71% (b)      3.71%       4.84%       6.97%       4.42%       9.46%
                                                    ==============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $ 7,925        $ 7,688     $ 7,358     $ 6,993     $ 6,549     $ 6,083
Ratio of expenses to average net assets                    1.00% (c)      1.00%       1.00%       1.00%       1.00%       1.00%
Ratio of expenses to average net assets before
     expense reimbursements                                2.20% (c)      2.60%       2.14%       1.87%       1.78%       1.83%
Ratio of net investment income
     to average net assets                                 3.04% (c)      3.04%       3.21%       3.48%       3.92%       4.65%
Ratio of net investment income
     to average net assets before
     expense reimbursements                                1.84% (c)      1.44%       2.07%       2.60%       3.14%       3.82%
Portfolio turnover rate                                     120%           120%        186%        184%        187%        234%



(a) AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE PORTFOLIO HAS ADOPTED THE
    PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT
    COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT
    OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET
    INVESTMENT INCOME PER SHARE BY LESS THAN 1/2 OF A CENT, INCREASE NET
    REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN 1/2 OF
    A CENT, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
    ASSETS FROM 3.93% TO 3.92% AND DECREASE THE RATIO OF NET INVESTMENT
    INCOME TO AVERAGE NET ASSETS BEFORE VOLUNTARY EXPENSE REIMBURSEMENT BY
    LESS THAN 1/2 OF A PERCENT. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR
    YEARS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS
    CHANGE IN PRESENTATION.
(b) NOT ANNUALIZED
(c) ANNUALIZED



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

==================================================================================================================================
  MONEY MARKET
==================================================================================================================================

                                                      SIX MONTHS
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK              ENDED                         YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH PERIOD.                  JUNE 30, 2005      2004        2003        2002         2001        2000
----------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net asset value, beginning of period                    $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                    ------------------------------------------------------------------------------

     Income from investment operations:
          Net investment income                            0.01           0.01        0.01        0.01        0.04        0.06

     Less distributions:
          Dividends from net investment income            (0.01)         (0.01)      (0.01)      (0.01)      (0.04)      (0.06)
                                                    ------------------------------------------------------------------------------
Net asset value, end of period                          $  1.00        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                    ==============================================================================
Total return                                               1.09%  (a)     0.85%       0.68%       1.47%       3.77%       5.84%
                                                    ==============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $ 2,450        $ 2,549     $ 2,500     $ 3,004     $ 2,455     $ 2,000
Ratio of expenses to average net assets                    0.50% (b)      0.50%       0.50%       0.50%       0.50%       0.50%
Ratio of expenses to average net assets before
     expense reimbursements                                2.84% (b)      3.47%       1.89%       1.45%       1.50%       1.62%
Ratio of net investment income
     to average net assets                                 2.18% (b)      0.84%       0.68%       1.32%       3.60%       5.70%
Ratio of net investment income
     to average net assets before
    expense reimbursements                                (0.16%)(b)     (2.13%)     (0.71%)      0.37%       2.60%       4.58%


(a) NOT ANNUALIZED
(b) ANNUALIZED



See notes to financial statements.

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

       (a)(1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
(a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

       (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

       (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

       (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

       (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

       (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

       (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

       (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

       (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

       (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with
Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

       (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

       (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

       (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

       (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

           (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

           (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

           (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

       (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.



                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Investors Mark Series Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*      /s/ Jennifer Lammers
                         -------------------------------------------------------
                               Jennifer Lammers, President and Chief Financial
                               Officer
Date  8/26/05
    ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Jennifer Lammers
                         -------------------------------------------------------
                               Jennifer Lammers, President and Chief Financial
                               Officer
Date  8/26/05
    ----------------------------------

* Print the name and title of each signing officer under his or her signature.